SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Dividends On February 19, 2025, common share dividends of $187 million were declared.